RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Related Party Transaction [Line Items]
Liabilities	$ 737,473		$ 737,473		$ 635,892
Prime Business Solutions LLC [Member]
Related Party Transaction [Line Items]
Maintenance fees payable	200		200		700
Nine Energy Service, Inc. [Member] | Coiled Tubing Equipment [Member]
Related Party Transaction [Line Items]
Payments to Acquire Property, Plant, and Equipment	100	$ 0	1,500	$ 0
Nine Energy Service, Inc. [Member] | Coiled Tubing Equipment, Products and Services [Member]
Related Party Transaction [Line Items]
Liabilities	4,200		4,200		6,800
Basin Holdings US LLC [Member]
Related Party Transaction [Line Items]
Payments to Acquire Property, Plant, and Equipment		0		0
Liabilities					0
Mubbadrah Group Entities [Member]
Related Party Transaction [Line Items]
Rental income to be paid on leases	60	49	200	200
Due from related party	$ 500		$ 500		600
Percentage of ownership	17.00%		17.00%
Heavy Equipment Manufacturing Trading LLC [Member] | GES [Member]
Related Party Transaction [Line Items]
Services charges	$ 40	40	$ 80	90
Business Solutions LLC [Member] | Prime Business Solutions LLC [Member]
Related Party Transaction [Line Items]
Percentage of ownership	100.00%		100.00%
Administrative service fee	$ 100	$ 200	$ 900	$ 200
Sahara Projectsand Investments Company [Member]
Related Party Transaction [Line Items]
Due from related party	$ 600		$ 600		$ 0